CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
ASSETS
Cash and Cash Equivalents	¥ 1,039,870	¥ 730,420
Restricted Cash	93,342	80,979
Investment in Direct Financing Leases	1,204,024	1,190,136
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2016 ¥ 20,673 million March 31, 2017 ¥ 19,232 million	2,815,706	2,592,233
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(59,227)	(60,071)
Investment in Operating Leases	1,313,164	1,349,199
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2016 ¥ 27,367 million March 31, 2017 ¥ 24,894 million	2,026,512	2,344,792
Property under Facility Operations	398,936	327,016
Investment in Affiliates	524,234	530,667
Trade Notes, Accounts and Other Receivable	283,427	294,638
Inventories	117,863	139,950
Office Facilities	110,781	120,173
Other	1,363,263	1,352,786
Total Assets	11,231,895	10,992,918
Liabilities:
Short-term Debt	283,467	349,624
Deposits	1,614,608	1,398,472
Trade Notes, Accounts and Other Payable	251,800	266,216
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2016 ¥795,001 million March 31, 2017 ¥605,520 million	1,564,758	1,668,636
Income Taxes:
Current	93,884	17,398
Deferred	351,828	341,360
Long-term Debt	3,854,984	3,936,918
Other	562,393	534,008
Total Liabilities	8,577,722	8,512,632
Redeemable Noncontrolling Interests	6,548	7,467
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2016 1,324,058,828 shares March 31, 2017 1,324,107,328 shares	220,524	220,469
Additional Paid-inCapital	268,138	257,629
Retained Earnings	2,077,474	1,864,241
Accumulated Other Comprehensive Income (Loss)	(21,270)	(6,222)
Treasury Stock, at Cost: March 31, 2016 14,544,808 shares March 31, 2017 21,520,267 shares	(37,168)	(25,686)
ORIX Corporation Shareholders' Equity	2,507,698	2,310,431
Noncontrolling Interests	139,927	162,388
Total Equity	2,647,625	2,472,819
Total Liabilities and Equity	11,231,895	10,992,918
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	5,674	4,697
Investment in Direct Financing Leases	90,822	134,604
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	186,818	195,702
Investment in Operating Leases	151,686	227,340
Property under Facility Operations	109,656	79,697
Investment in Affiliates	53,046	65,059
Other	105,591	93,410
Total Assets	703,293	800,509
Liabilities:
Trade Notes, Accounts and Other Payable	2,998	1,576
Income Taxes:
Long-term Debt	438,473	479,152
Other	10,391	11,778
Total Liabilities	¥ 451,862	¥ 492,506